Contingent liabilities and legal proceedings - Indus Tower merger (Details) - Bharti Infratel and Indus Towers Merger € in Millions, shares in Millions, ₨ in Billions	Sep. 30, 2021 INR (₨) shares	Sep. 30, 2021 EUR (€) shares
Disclosure of contingent liabilities [line items]
Cash outflow	₨ 24.0	€ 279
Primary pledge shares owned | shares	190.7	190.7
Primary pledge value owned	₨ 59.0	€ 684
Secondary pledge value owned | €		1,300
Maximum
Disclosure of contingent liabilities [line items]
Maximum liability cap	₨ 42.5	€ 494